UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2008

1

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Core Plus Bond
Fund
January 31, 2008

Fixed income mutual fund

Table of contents

> Disclosure of Fund expenses	1
> Sector allocation and credit quality breakdown	2
> Statement of net assets	3
> Statement of operations	13
> Statements of changes in net assets	14
> Financial highlights	15
> Notes to financial statements	20
> About the organization	25

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period August 1, 2007 to January 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007 to January 31, 2008.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Fund’s actual expenses shown in the table reflect fee waivers in effect for Class A and Class R. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Core Plus Bond Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	8/1/07 to
	8/1/07	1/31/08	Ratio	1/31/08*
Actual Fund Return
Class A	$1,000.00	$1,029.30	0.95%	$4.85
Class B	1,000.00	1,025.70	1.70%	8.66
Class C	1,000.00	1,025.70	1.70%	8.66
Class R	1,000.00	1,028.20	1.20%	6.12
Institutional Class	1,000.00	1,030.80	0.70%	3.57
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.36	0.95%	$4.82
Class B	1,000.00	1,016.59	1.70%	8.62
Class C	1,000.00	1,016.59	1.70%	8.62
Class R	1,000.00	1,019.10	1.20%	6.09
Institutional Class	1,000.00	1,021.62	0.70%	3.56

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Sector allocation and credit quality breakdown

Delaware Core Plus Bond Fund

As of January 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

	Percentage
Sector	of Net Assets
Agency Collateralized Mortgage Obligations	6.51%
Agency Mortgage-Backed Securities	20.99%
Agency Obligations	11.46%
Commercial Mortgage-Backed Securities	5.06%
Convertible Bonds	0.44%
Corporate Bonds	19.42%
Banking	1.84%
Basic Industries	0.92%
Brokerage	1.36%
Capital Goods	0.47%
Communications	2.76%
Consumer Cyclical	1.11%
Consumer Non-Cyclical	3.17%
Electric	1.49%
Energy	1.34%
Finance Companies	1.28%
Insurance	1.45%
Natural Gas	0.89%
Real Estate	0.47%
Technology	0.21%
Transportation	0.66%
Foreign Agencies	0.72%
Germany	0.56%
Republic of Korea	0.16%
Municipal Bonds	0.63%
Non-Agency Asset-Backed Securities	9.64%
Non-Agency Collateralized Mortgage Obligations	10.51%
Regional Agency	0.30%
Regional Authority	0.61%
Senior Secured Loans	1.11%
Sovereign Agency	0.13%
Sovereign Debt	6.20%
Brazil	0.58%
Finland	0.07%
Germany	2.14%
Japan	0.02%
Mexico	1.13%
Philippines	0.25%
Russia	0.62%
United Kingdom	1.39%
Supranational Banks	2.24%
U.S. Treasury Obligations	6.64%
Convertible Preferred Stock	0.12%
Discount Note	3.95%
Securities Lending Collateral	6.31%
Total Value of Securities	112.99%
Obligation to Return Securities Lending Collateral	(6.31%	)
Liabilities Net of Receivables and Other Assets	(6.68%	)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	74.54%
AA	4.91%
A	7.74%
BBB	9.61%
BB	2.38%
B	0.63%
CCC	0.19%
Total	100.00%

Statement of net assets

Delaware Core Plus Bond Fund

January 31, 2008 (Unaudited)

		Principal
		Amount°	Value
Agency Collateralized Mortgage Obligations – 6.51%
Fannie Mae
Series 1988-15 A
9.00% 6/25/18	USD	1,482	$ 1,634
Series 1996-46 ZA
7.50% 11/25/26		184,310	197,086
Series 2005-67 EY
5.50% 8/25/25		115,000	119,503
Series 2005-110 MB
5.50% 9/25/35		1,369,381	1,416,879
•Series 2006-M2 A2F
5.259% 5/25/20		705,000	719,554
Fannie Mae Grantor Trust
Series 2001-T10 A1
7.00% 12/25/41		231,751	246,326
Series 2002-T1 A2
7.00% 11/25/31		132,635	142,430
Fannie Mae Interest Strip
Series 35-2 12.00% 7/1/18		86,439	101,357
Series C-2 12.00% 5/1/09		39,192	40,476
Series D-2 11.00% 4/1/09		13,972	14,140
Series F-2 11.50% 5/1/09		14,993	15,392
Series H-2 11.50% 5/1/09		23,882	24,527
Series J-1 7.00% 11/1/10		3,346	3,436
Fannie Mae Whole Loan
•Series 2002-W1 2A
7.50% 2/25/42		135,025	145,683
Series 2004-W9 2A1
6.50% 2/25/44		170,790	182,069
Freddie Mac
Series 2552 KB
4.25% 6/15/27		156,581	156,737
Series 2557 WE
5.00% 1/15/18		300,000	305,760
Series 2662 MA
4.50% 10/15/31		288,159	288,336
Series 3005 ED
5.00% 7/15/25		265,000	261,363
Series 3022 MB
5.00% 12/15/28		615,000	632,032
Series 3063 PC
5.00% 2/15/29		900,000	926,186
Series 3113 QA
5.00% 11/15/25		351,038	356,789
Series 3131 MC
5.50% 4/15/33		200,000	205,477
Series 3337 PB
5.50% 7/15/30		215,000	220,416
•Freddie Mac Reference Series
R008 FK 4.636% 7/15/23		598,626	594,644
wFreddie Mac Structured Pass
Through Securities
Series T-42 A5
7.50% 2/25/42		48,977	53,051
Series T-58 2A
6.50% 9/25/43		965,801	1,029,470
Total Agency Collateralized Mortgage
Obligations (cost $8,243,802)			8,400,753

Agency Mortgage-Backed Securities – 20.99%
Fannie Mae
5.50% 1/1/13		316,009	319,706
10.50% 6/1/30		11,390	13,174
•Fannie Mae ARM
5.055% 8/1/35		398,904	402,919
5.861% 4/1/36		1,457,940	1,499,253
5.967% 8/1/37		492,636	504,248
6.105% 6/1/36		734,389	756,046
6.172% 7/1/36		601,759	621,741
6.297% 7/1/36		636,424	657,812
6.318% 8/1/36		361,371	370,479
Fannie Mae Relocation 30 yr
5.00% 9/1/33 to 11/1/33		1,349,821	1,356,004
Fannie Mae S.F. 15 yr
5.00% 5/1/21		379,059	384,909
6.50% 6/1/16		24	25
8.00% 10/1/16		269,632	283,929
Fannie Mae S.F. 15 yr TBA
4.50% 3/1/23		610,000	610,572
5.00% 2/1/23		1,215,000	1,231,517
5.50% 2/1/23		550,000	563,320
Fannie Mae S.F. 30 yr
5.50% 7/1/37		4,954,408	5,021,379
6.00% 12/1/37		2,316,661	2,377,575
6.50% 11/1/37		604,832	627,914
8.00% 2/1/30		23,058	25,052
10.00% 7/1/20 to 2/1/25		416,955	465,991
Fannie Mae S.F. 30 yr TBA
6.00% 2/1/38		690,000	713,180
•Freddie Mac ARM
5.683% 7/1/36		182,946	187,966
Freddie Mac Relocation 15 yr
3.50% 10/1/18		312,964	303,388
Freddie Mac Relocation 30 yr
5.00% 9/1/33		1,798,199	1,810,354
Freddie Mac S.F. 15 yr
5.00% 6/1/18		175,259	177,969
Freddie Mac S.F. 30 yr
8.00% 5/1/11 to 5/1/31		253,113	273,755
8.50% 12/1/09		2,421	2,518
10.00% 1/1/19		21,524	25,150
11.50% 6/1/15 to 3/1/16		82,752	95,280

(continues)     3

Statement of net assets

Delaware Core Plus Bond Fund

	Principal
	Amount°		Value
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr TBA
5.00% 2/1/38	USD	3,235,000	$3,220,343
GNMA I GPM
11.00% 3/15/13		26,008	29,845
12.25% 3/15/14		9,585	11,200
GNMA I S.F. 15 yr
6.50% 7/15/14		68,564	71,379
GNMA I S.F. 30 yr
7.50% 1/15/32		29,195	31,505
8.00% 5/15/30		39,300	43,201
9.50% 10/15/19 to 3/15/23		69,981	78,002
10.00% 9/15/18		11,651	13,743
11.00% 12/15/09 to 9/15/15		71,707	80,076
11.50% 7/15/15		5,393	6,402
12.00% 12/15/12 to 11/15/15		184,685	218,403
12.50% 5/15/10 to 1/15/16		60,215	70,590
GNMA II GPM
10.75% 3/20/16		7,381	8,625
GNMA II S.F. 30 yr
7.50% 9/20/30		37,252	40,053
8.00% 6/20/30		20,534	22,490
10.00% 11/20/15 to 6/20/21		51,977	61,563
10.50% 3/20/16 to 2/20/21		72,314	86,047
11.00% 5/20/15 to 7/20/19		1,369	1,607
12.00% 3/20/14 to 5/20/15		10,882	12,901
12.50% 10/20/13 to 7/20/15		63,662	74,222
GNMA S.F. 30 yr TBA
5.50% 2/1/38		605,000	616,816
6.00% 2/1/38		605,000	624,757
Total Agency Mortgage-Backed Securities
(cost $26,567,585)			27,106,895

Agency Obligations – 11.46%
Fannie Mae
*3.625% 2/12/13		840,000	848,226
*4.625% 10/15/13		1,400,000	1,477,855
5.00% 2/16/12		3,165,000	3,378,868
^5.48% 10/9/19		350,000	203,674
6.25% 2/1/11		200,000	217,586
Federal Home Loan Bank System
4.375% 9/17/10		350,000	363,287
4.50% 10/9/09		225,000	231,814
^Financing Corporation
Interest Strip CPN 13
5.345% 12/27/13		300,000	245,358
Freddie Mac
*4.125% 10/18/10		500,000	515,665
4.75% 3/5/12		1,665,000	1,761,707
*5.00% 12/14/18		445,000	459,174
*5.50% 8/23/17		3,350,000	3,690,825
*5.75% 1/15/12		1,000,000	1,094,441
Tennessee Valley Authority
4.875% 1/15/48		315,000	312,142
Total Agency Obligations
(cost $14,559,088)			14,800,622

Commercial Mortgage-Backed Securities – 5.06%
Bank of America
Commercial Mortgage
•Series 2004-3 A5
5.494% 6/10/39		275,000	279,570
•Series 2006-3 A4
5.889% 7/10/44		435,000	444,179
Series 2006-4 A4
5.634% 7/10/46		445,000	446,496
•Bear Stearns Commercial
Mortgage Securities
Series 2007-PW16 A4
5.902% 6/11/40		190,000	191,402
Series 2007-T28 A4
5.742% 9/11/42		295,000	295,408
•#Credit Suisse First Boston
Mortgage Securities Series
2001-SPGA A2 144A
6.515% 8/13/18		1,505,000	1,578,996
•Credit Suisse Mortgage
Capital Certificates
Series 2006-C1 AAB
5.681% 2/15/39		115,000	114,829
Goldman Sachs
Mortgage Securities II
Series 2006-GG8 A4
5.56% 11/10/39		240,000	239,355
•#Series 2006-RR3 A1S 144A
5.76% 7/18/56		620,000	502,535
Greenwich Capital
Commercial Funding
Series 2007-GG9 A4
5.444% 3/10/39		235,000	231,707
JPMorgan Chase Commercial
Mortgage Securities
Series 2006-LDP9 A2
5.134% 5/15/47		170,000	162,059
•#Series 2006-RR1A A1
144A 5.575% 10/18/52		530,000	460,687
Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2
4.96% 7/12/38		610,000	608,265
•Morgan Stanley Capital I
Series 2007-T27 A4
5.803% 6/13/42		295,000	296,177
#Tower 144A
Series 2006-1 B
5.588% 2/15/36		130,000	130,317
Series 2006-1 C
5.707% 2/15/36		195,000	193,461

	Principal
	Amount°		Value
Commercial Mortgage-Backed Securities (continued)
Wachovia Bank Commercial
Mortgage Trust
Series 2007-C30 A3
5.246% 12/15/43	USD	355,000	$351,833
Total Commercial Mortgage-Backed Securities
(cost $6,755,952)			6,527,276

*•Convertible Bonds – 0.44%
U.S. Bancorp 3.176% 9/20/36
exercise price $38.28,
expiration date 9/20/36		350,000	351,750
Wyeth 3.581% 1/15/24
exercise price $60.09,
expiration date 1/15/24		205,000	215,785
Total Convertible Bonds
(cost $568,650)			567,535

Corporate Bonds – 19.42%
Banking – 1.84%
•#Banco Mercantil 144A
6.862% 10/13/21		250,000	234,075
JPMorgan Chase Capital XXV
6.80% 10/1/37		295,000	279,655
#Northern Rock 144A
5.625% 6/22/17		240,000	249,995
•6.594% 6/29/49		260,000	156,232
•#PNC Preferred Funding Trust I
144A 6.113% 3/29/49		200,000	180,131
Silicon Valley Bank
5.70% 6/1/12		250,000	255,102
U.S. Bank North America
4.80% 4/15/15		140,000	138,428
4.95% 10/30/14		250,000	250,676
•USB Capital IX
6.189% 4/15/49		55,000	43,755
Wachovia Bank
6.60% 1/15/38		90,000	89,686
Wells Fargo
4.375% 1/31/13		335,000	335,281
5.625% 12/11/17		160,000	164,738
			2,377,754
Basic Industries – 0.92%
duPont (E.I.) deNemours
5.00% 1/15/13		240,000	248,623
#GTL Trade Finance 144A
7.25% 10/20/17		200,000	209,022
Lubrizol 4.625% 10/1/09		213,000	215,505
Rohm & Haas 5.60% 3/15/13		500,000	521,466
			1,194,616
Brokerage – 1.36%
AMVESCAP 4.50% 12/15/09		275,000	276,137
Bear Stearns 7.25% 2/1/18		150,000	150,258
Goldman Sachs Group
6.75% 10/1/37		278,000	273,593
Jefferies Group 6.45% 6/8/27		224,000	201,738
JPMorgan Chase
5.75% 1/2/13		319,000	332,604
Lazard Group 6.85% 6/15/17		80,000	78,773
Lehman Brothers Holdings
5.625% 1/24/13		245,000	248,432
Merrill Lynch 5.45% 2/5/13		190,000	190,501
			1,752,036
Capital Goods – 0.47%
Allied Waste North America
7.875% 4/15/13		55,000	55,963
General Electric
5.25% 12/6/17		200,000	202,146
#Siemens Finance 144A
6.125% 8/17/26		220,000	218,023
Textron 6.50% 6/1/12		120,000	130,426
			606,558
Communications – 2.76%
AT&T
5.10% 9/15/14		45,000	45,271
5.50% 2/1/18		245,000	246,288
AT&T Wireless 8.125% 5/1/12		526,000	598,523
Citizens Communications
7.125% 3/15/19		160,000	149,600
Comcast
•4.677% 7/14/09		179,000	175,398
6.30% 11/15/17		224,000	231,215
Intelsat Bermuda
11.25% 6/15/16		55,000	55,275
MetroPCS Wireless
9.25% 11/1/14		120,000	111,000
•Sprint Nextel 5.243% 6/28/10		174,000	167,782
Telecom Italia Capital
4.00% 1/15/10		302,000	298,704
Telefonica Emisiones
5.984% 6/20/11		160,000	166,424
THOMSON 5.70% 10/1/14		325,000	336,031
Time Warner Cable
5.40% 7/2/12		482,000	489,863
Viacom
•5.341% 6/16/09		170,000	168,780
5.75% 4/30/11		174,000	178,456
Windstream 8.125% 8/1/13		139,000	143,170
			3,561,780
Consumer Cyclical – 1.11%
CVS Caremark
4.875% 9/15/14		95,000	93,680
5.75% 6/1/17		255,000	263,998
•DaimlerChrysler Holding
5.328% 8/3/09		291,000	287,815
Lear 8.75% 12/1/16		75,000	67,125

(continues)     5

Statement of net assets

Delaware Core Plus Bond Fund

	Principal
	Amount°		Value
Corporate Bonds (continued)
Consumer Cyclical (continued)
McDonalds 5.80% 10/15/17	USD	180,000	$190,730
MGM MIRAGE 7.50% 6/1/16		125,000	120,625
Penney (J.C.) 7.375% 8/15/08		80,000	80,975
PepsiCo 4.65% 2/15/13		165,000	171,485
Wal-Mart Stores 6.50% 8/15/37		150,000	157,846
			1,434,279
Consumer Non-Cyclical – 3.17%
Abbott Laboratories
5.15% 11/30/12		265,000	279,580
5.60% 11/30/17		210,000	219,573
#AmBev International Finance
144A 9.50% 7/24/17	BRL	760,000	360,773
#Amgen 144A
5.85% 6/1/17	USD	165,000	169,577
6.375% 6/1/37		124,000	123,986
Anheuser Busch
5.50% 1/15/18		240,000	249,591
Aramark 8.50% 2/1/15		130,000	130,000
AstraZeneca 5.90% 9/15/17		280,000	297,031
Clorox 5.45% 10/15/12		140,000	143,566
#Covidien International
Finance 144A
6.00% 10/15/17		98,000	101,926
6.55% 10/15/37		185,000	189,218
Diageo Capital
5.20% 1/30/13		40,000	41,163
5.75% 10/23/17		190,000	195,335
HCA PIK 9.625% 11/15/16		130,000	137,150
Kellogg 5.125% 12/3/12		180,000	186,124
Kraft Foods
4.125% 11/12/09		125,000	125,145
6.125% 2/1/18		415,000	422,028
Safeway 6.35% 8/15/17		150,000	158,955
Wyeth 5.50% 2/1/14		543,000	563,265
			4,093,986
Electric – 1.49%
Commonwealth Edison
6.15% 9/15/17		182,000	189,885
Duke Energy Carolinas
6.00% 1/15/38		70,000	71,005
Florida Power & Light
5.95% 2/1/38		215,000	217,198
#Illinois Power 144A
6.125% 11/15/17		130,000	135,459
MidAmerican Funding
6.75% 3/1/11		170,000	185,130
NRG Energy 7.375% 2/1/16		185,000	179,219
Pacific Gas & Electric
5.625% 11/30/17		170,000	174,684
Pepco Holdings
6.125% 6/1/17		126,000	128,804
PSEG Power 5.50% 12/1/15		130,000	130,308
Southwestern Electric Power
5.875% 3/1/18		235,000	239,714
Virginia Electric Power
5.10% 11/30/12		175,000	180,779
#West Penn Power 144A
5.95% 12/15/17		90,000	92,623
			1,924,808
Energy – 1.34%
Apache 5.25% 4/15/13		162,000	169,087
Canadian Natural Resources
6.75% 2/1/39		73,000	74,563
Husky Energy 6.80% 9/15/37		62,000	65,040
#Lukoil International Finance
144A 6.356% 6/7/17		100,000	95,500
Petrobras International
Finance 5.875% 3/1/18		245,000	246,747
#Ras Laffan Liquefied
Natural Gas III 144A
5.838% 9/30/27		530,000	496,948
Siberian Oil 10.75% 1/15/09		285,000	300,162
Suncor Energy 6.50% 6/15/38		83,000	84,919
XTO Energy 6.25% 8/1/17		181,000	193,205
			1,726,171
Finance Companies – 1.28%
#Capmark Financial Group
144A 6.30% 5/10/17		169,000	118,583
EnCana Holdings Finance
5.80% 5/1/14		115,000	119,675
General Electric Capital
5.25% 10/19/12		85,000	88,302
5.625% 9/15/17		228,000	235,770
5.875% 1/14/38		235,000	230,447
•#ILFC E-Capital Trust II 144A
6.25% 12/21/65		200,000	192,638
International Lease Finance
5.35% 3/1/12		180,000	184,421
5.875% 5/1/13		118,000	123,307
*National Rural Utilities
Cooperative Finance
5.45% 2/1/18		80,000	80,729
Washington Mutual
*5.25% 9/15/17		162,000	134,747
5.50% 8/24/11		157,000	142,706
			1,651,325
Insurance – 1.45%
American International Group
5.85% 1/16/18		260,000	261,163
Berkshire Hathaway Finance
4.85% 1/15/15		168,000	170,227
#Max USA Holdings 144A
7.20% 4/14/17		150,000	155,638
•#MBIA Insurance 144A
14.00% 1/15/33		176,000	164,735

	Principal
	Amount°		Value
Corporate Bonds (continued)
Insurance (continued)
Montpelier Re Holdings
6.125% 8/15/13	USD	45,000	$44,783
•w#Twin Reefs Pass Through Trust
144A 5.411% 12/31/49		200,000	40,250
#UnitedHealth Group 144A
5.50% 11/15/12		310,000	321,756
Unitrin 6.00% 5/15/17		269,000	264,990
WellPoint
5.00% 1/15/11		240,000	245,171
5.00% 12/15/14		208,000	203,801
			1,872,514
Natural Gas – 0.89%
Enterprise Products Operating
5.60% 10/15/14		194,000	195,876
Kaneb Pipe Line Operating
Partnership 5.875% 6/1/13		260,000	268,147
Kinder Morgan Energy
Partners 5.125% 11/15/14		118,000	117,460
ONEOK Partners
6.15% 10/1/16		35,000	35,795
TransCanada Pipelines
6.20% 10/15/37		142,000	141,278
Transocean 6.00% 3/15/18		135,000	138,686
Valero Energy
6.125% 6/15/17		135,000	138,936
6.625% 6/15/37		113,000	111,977
			1,148,155
Real Estate – 0.47%
iStar Financial
5.15% 3/1/12		123,000	105,348
5.875% 3/15/16		213,000	175,393
Regency Centers
5.875% 6/15/17		174,000	168,026
•#USB Realty 144A
6.091% 12/22/49		200,000	160,615
			609,382
Technology – 0.21%
SunGard Data Systems
9.125% 8/15/13		160,000	163,200
Xerox 5.50% 5/15/12		101,000	103,180
			266,380
Transportation – 0.66%
#Erac USA Finance 144A
7.00% 10/15/37		277,000	252,388
Hertz 8.875% 1/1/14		65,000	63,050
Red Arrow International
Leasing 8.375% 3/31/12	RUB	8,303,885	345,896
Union Pacific
5.375% 5/1/14	USD	50,000	49,424
5.70% 8/15/18		150,000	149,492
			860,250
Total Corporate Bonds
(cost $24,942,968)			25,079,994

Foreign Agencies – 0.72%
Germany – 0.56%
KFW 3.25% 2/15/11		465,000	471,952
Rentenbank 3.25% 3/15/13		255,000	253,827
			725,779
Republic of Korea – 0.16%
Korea Development Bank
5.30% 1/17/13		195,000	198,626
			198,626
Total Foreign Agencies
(cost $914,704)			924,405

Municipal Bonds – 0.63%
Buckeye, Ohio Tobacco
Settlement Financing
Authority Revenue
Series A-2
5.875% 6/1/47		140,000	135,208
•Massachusetts State Special
Obligation Revenue Loan
Series A
3.679% 6/1/22 (FSA)		400,000	414,144
West Virginia Tobacco
Settlement Finance
Authority Series A
7.467% 6/1/47		280,000	266,176
Total Municipal Bonds
(cost $851,582)			815,528

Non-Agency Asset-Backed Securities – 9.64%
•Bank of America Credit Card
Trust Series 2006-A10 A10
4.216% 2/15/12		3,645,000	3,614,649
#Cabela's Master Credit Card
Trust Series 2008-1A A1
144A 4.31% 12/16/13		270,000	271,839
Capital Auto Receivables
Asset Trust
Series 2006-2 A2A
5.23% 2/15/09		14,079	14,115
Series 2007-3 A3A
5.02% 9/15/11		260,000	265,838
Capital One Multi-Asset
Execution Trust
Series 2007-A7 A7
5.75% 7/15/20		235,000	240,059
Caterpillar Financial Asset
Trust Series 2007-A A3A
5.34% 6/25/12		90,000	92,696
Centex Home Equity
Series 2005-D AF4
5.27% 10/25/35		200,000	190,581
•Chase Issuance Trust
Series 2007-A11 A11
4.236% 7/16/12		1,500,000	1,480,380

(continues)     7

Statement of net assets

Delaware Core Plus Bond Fund

	Principal
	Amount°		Value
Non-Agency Asset-Backed Securities (continued)
Citibank Credit Card
Issuance Trust
Series 2007-A3 A3
6.15% 6/15/39	USD	515,000	$539,234
•Series 2007-A6 A6
4.367% 7/12/12		3,000,000	2,964,382
CNH Equipment Trust
Series 2007-B A3A
5.40% 10/17/11		135,000	138,782
Discover Card Master Trust
Series 2007-A1 A1
5.65% 3/16/20		390,000	395,770
#Dunkin Securitization
Series 2006-1 A2 144A
5.779% 6/20/31		350,000	308,233
Harley-Davidson
Motorcycle Trust
Series 2005-2 A2
4.07% 2/15/12		211,011	212,118
Series 2006-2 A2
5.35% 3/15/13		600,000	614,240
Hyundai Auto Receivables
Trust Series 2007-A A3A
5.04% 1/17/12		90,000	91,341
RSB Bondco Series 2007-A A2
5.72% 4/1/18		215,000	225,905
•#SLM Student Loan Trust
Series 2003-4 A5C 144A
5.151% 3/15/33		315,000	315,591
WFS Financial Owner Trust
Series 2005-1 A4
3.87% 8/17/12		465,000	466,709
Total Non-Agency Asset-Backed Securities
(cost $12,486,556)			12,442,462

Non-Agency Collateralized Mortgage Obligations – 10.51%
•Adjustable Rate Mortgage Trust
Series 2005-10 3A11
5.416% 1/25/36		779,650	772,832
Bank of America Alternative
Loan Trust
Series 2004-11 1CB1
6.00% 12/25/34		787,193	797,279
Series 2005-3 2A1
5.50% 2/25/20		307,772	313,062
Series 2005-5 2CB1
6.00% 6/25/35		192,326	194,790
•Bear Stearns Adjustable
Rate Mortgage Trust
Series 2007-3 1A1
5.48% 5/25/47		688,112	693,554
Bear Stearns Asset Backed
Securities Series 2005-AC8
A5 5.50% 11/25/35		299,222	303,771
Citicorp Mortgage Securities
Series 2006-3 1A4
6.00% 6/25/36		335,000	334,528
•Citigroup Mortgage
Loan Trust
Series 2007-AR5 1AB
5.615% 4/25/37		309,890	298,104
Series 2007-AR8 1A3A
6.051% 8/25/37		362,025	366,153
Countrywide Alternative Loan
Trust Series 2006-2CB A3
5.50% 3/25/36		272,976	273,380
wCountrywide Home Loan
Mortgage Pass Through Trust
•Series 2004-HYB4 M
4.825% 9/20/34		101,437	98,188
Series 2006-17 A5
6.00% 12/25/36		137,702	139,979
•First Horizon Asset Securities
Series 2007-AR2 1A1
5.855% 8/25/37		258,749	260,042
Series 2007-AR3 2A2
6.313% 11/25/37		564,673	578,819
•GMAC Mortgage Loan Trust
Series 2005-AR2 4A
5.183% 5/25/35		340,739	342,623
•#GSMPS Mortgage Loan
Trust 144A
Series 1998-2 A
7.75% 5/19/27		172,324	192,263
Series 1999-3 A
8.00% 8/19/29		362,373	398,588
•JPMorgan Mortgage Trust
Series 2005-A1 4A1
4.777% 2/25/35		470,543	469,713
Series 2005-A8 1A1
5.404% 11/25/35		731,898	731,449
Series 2007-A1 7A4
5.30% 7/25/35		773,666	787,791
Lehman Mortgage Trust
Series 2005-2 2A3
5.50% 12/25/35		309,467	309,448
#MASTR Reperforming Loan
Trust Series 2005-1 1A5
144A 8.00% 8/25/34		283,077	311,757
•Nomura Asset Acceptance
Series 2006-AF1 1A2
6.159% 5/25/36		1,355,000	1,301,954
Residential Asset Mortgage
Products Series 2004-SL1
A3 7.00% 11/25/31		66,358	68,665
wWashington Mutual
Alternative Mortgage
Pass Through Certificates
Series 2005-1 5A2
6.00% 3/25/35		185,401	188,761

	Principal
	Amount°		Value
Non-Agency Collateralized Mortgage Obligations (continued)
•wWashington Mutual Mortgage
Pass Through Certificates
Series 2006-AR14 1A4
5.647% 11/25/36	USD	443,170	$450,491
Wells Fargo Mortgage Backed
Securities Trust
•Series 2005-AR16 6A4
5.00% 10/25/35		375,834	381,147
Series 2006-2 3A1
5.75% 3/25/36		701,800	690,698
•Series 2006-AR6 7A1
5.109% 3/25/36		658,416	654,726
•Series 2006-AR10 5A1
5.595% 7/25/36		444,267	456,706
Series 2007-8 2A6
6.00% 7/25/37		85,000	83,869
Series 2007-13 A7
6.00% 9/25/37		325,431	327,770
Total Non-Agency Collateralized Mortgage
Obligations (cost $13,459,810)			13,572,900

Regional Agency – 0.30%
Australia – 0.30%
Queensland Treasury
6.00% 10/14/15	AUD	450,000	387,719
Total Regional Agency
(cost $360,765)			387,719

Regional Authority – 0.61%
Canada – 0.61%
Quebec Province
5.00% 12/1/15	CAD	757,000	787,301
Total Regional Authority
(cost $785,244)			787,301

«Senior Secured Loans – 1.11%
Aramark
7.08% 1/26/14	USD	139,125	129,435
7.485% 1/26/14		10,875	9,931
Ford Motor 8.36% 11/29/13		941,744	826,380
Stallion Oilfield Services
10.86% 6/12/13		250,000	225,000
Telesat Canada
9.00% 2/14/14		150,000	132,000
Tribune 8.49% 5/17/09		125,000	116,836
Total Senior Secured Loans
(cost $1,605,432)			1,439,582

Sovereign Agency – 0.13%
Canada – 0.13%
*Export Development Canada
2.625% 3/15/11	USD	170,000	169,814
Total Sovereign Agency
(cost $169,295)			169,814

Sovereign Debt – 6.20%
Brazil – 0.58%
Republic of Brazil
11.00% 8/17/40	USD	558,000	749,813
			749,813
Finland – 0.07%
Republic of Finland
4.75% 2/21/12	NOK	470,000	86,966
			86,966
Germany – 2.14%
Bundesobligation
4.25% 10/12/12	EUR	1,807,200	2,765,878
			2,765,878
Japan – 0.02%
Japan Government 5 yr Bond
1.10% 12/20/12	JPY	2,350,000	22,340
			22,340
Mexico – 1.13%
Mexican Bonos
7.25% 12/15/16	MXN	5,100,000	459,781
8.00% 12/17/15	MXN	2,475,000	233,581
10.00% 11/20/36	MXN	200,000	23,123
Mexican Government
5.625% 1/15/17	USD	714,000	740,061
			1,456,546
Philippines – 0.25%
Philippines Government
6.375% 1/15/32	USD	323,000	319,770
			319,770
Russia – 0.62%
Russia Government
7.50% 3/31/30	USD	504,900	581,133
#144A 7.50% 3/31/30	USD	192,060	221,829
			802,962
United Kingdom – 1.39%
U.K. Treasury
5.00% 3/7/12	GBP	591,300	1,208,761
8.00% 9/27/13	GBP	250,000	585,486
			1,794,247
Total Sovereign Debt
(cost $7,915,864)			7,998,522

(continues)     9

Statement of net assets

Delaware Core Plus Bond Fund

		Principal
		Amountº	Value
Supranational Banks – 2.24%
European Investment Bank
2.15% 1/18/27	JPY	53,100,000	$507,598
2.875% 3/15/13	USD	400,000	394,242
3.25% 2/15/11	USD	245,000	249,020
6.00% 7/15/09	NZD	582,000	444,551
11.25% 2/14/13	BRL	500,000	283,400
Inter-American
Development Bank
1.90% 7/8/09	JPY	37,000,000	353,876
9.00% 8/6/10	BRL	656,000	360,819
International Bank
for Reconstruction
& Development
5.75% 6/25/10	RUB	7,340,000	300,487
Total Supranational Banks
(cost $2,788,808)			2,893,993

U.S. Treasury Obligations – 6.64%
¥*U.S. Treasury Bonds
4.75% 2/15/37	USD	2,831,000	3,016,787
U.S. Treasury Inflation Index
Notes 3.00% 7/15/12		1,057,701	1,171,652
U.S. Treasury Notes
2.125% 1/31/10		205,000	204,872
2.875% 1/31/13		2,600,000	2,607,314
*4.25% 11/15/17		1,493,000	1,568,350
Total U.S. Treasury Obligations
(cost $8,366,819)			8,568,975

		Number
		of Shares
Convertible Preferred Stock – 0.12%
•Citigroup Funding
4.943% exercise price $29.50,
expiration date 9/27/08		6,400	152,384
Total Convertible Preferred Stock
(cost $202,767)			152,384

		Principal
		Amountº
≠Discount Note – 3.95%
Federal Home Loan Bank
2.00% 2/1/08	USD	5,101,283	5,101,283
Total Discount Note
(cost $5,101,283)			5,101,283

Total Value of Securities Before Securities
Lending Collateral – 106.68%
(cost $136,646,974)			137,737,943

		Number of
		Shares	Value
Securities Lending Collateral** – 6.31%
Investment Companies
Mellon GSL DBT II
Collateral Fund		8,144,895	8,144,895
Total Securities Lending Collateral
(cost $8,144,895)			8,144,895

Total Value of Securities – 112.99%
(cost $144,791,869)			145,882,838 ©
Obligation to Return Securities Lending
Collateral** – (6.31%)			(8,144,895)
Liabilities Net of Receivables
and Other Assets – (6.68%)z			(8,624,691)
Net Assets Applicable to 17,095,620
Shares Outstanding – 100.00%			$129,113,252

Net Asset Value – Delaware Core Plus Bond Fund
Class A ($68,113,304 / 9,018,687 Shares)			$7.55
Net Asset Value – Delaware Core Plus Bond Fund
Class B ($9,007,659 / 1,192,940 Shares)			$7.55
Net Asset Value – Delaware Core Plus Bond Fund
Class C ($5,918,076 / 783,583 Shares)			$7.55
Net Asset Value – Delaware Core Plus Bond Fund
Class R ($48,575 / 6,431 Shares)			$7.55
Net Asset Value – Delaware Core Plus Bond Fund
Institutional Class
($46,025,638 / 6,093,979 Shares)			$7.55

Components of Net Assets at January 31, 2008:
Shares of beneficial interest
(unlimited authorization – no par)			$145,548,162
Accumulated net investment income			149,847
Accumulated net realized loss on investments			(17,692,233)
Net unrealized appreciation of investments
and foreign currencies			1,107,476
Total net assets			$129,113,252

º	Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
EUR — European Monetary Unit
GBP — British Pound Sterling
JPY — Japanese Yen
MXN — Mexican Peso
NOK — Norwegian Kroner
NZD — New Zealand Dollar
RUB — Russian Rubles
USD — United States Dollar

≠	The rate shown is the effective yield at the time of purchase.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2008, the aggregate amount of Rule 144A securities equaled $9,306,187, which represented 7.21% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of January 31, 2008.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

¥	Fully or partially pledged as collateral for financial futures contracts.

*	Fully or partially on loan.

**	See Note 11 in “Notes to financial statements.”

©	Includes $8,019,941 of securities loaned.

♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

z	Of this amount, $12,325,587 represents payable for securities purchased as of January 31, 2008.

Summary of Abbreviations:
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
CPN — Coupon
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association
GPM — Graduated Payment Mortgage
GSMPS —Goldman Sachs Reperforming Mortgage Securities
MASTR — Mortgage Asset Securization Transactions
PIK — Pay-in-kind
S.F. — Single Family
TBA — To be announced
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Core Plus Bond Fund
Net asset value Class A (A)	$7.55
Sales charge (4.50% of offering price) (B)	0.36
Offering price	$7.91

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon the redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at January 31, 2008:

Foreign Currency Exchange Contracts[1]
					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
BRL	(575,740)	USD	314,956	3/31/08	$(12,355)
CAD	19,000	USD	(19,019)	2/29/08	(100)
EUR	240,364	USD	(351,787)	2/29/08	5,362
GBP	(607,200)	USD	1,199,281	3/31/08	(3,766)
JPY	40,148,137	USD	(377,733)	3/31/08	1,391
MXN	3,544,800	USD	(327,295)	2/1/08	71
MXN	1,493,600	USD	(137,748)	2/5/08	146
MXN	100,900	USD	(9,202)	3/31/08	57
NOK	1,386,647	USD	(252,053)	3/31/08	3,268
NZD	(223,454)	USD	172,113	2/29/08	(3,380)
					$(9,306)

Futures Contracts[2]
	Notional	Notional	Expiration	Unrealized
Contracts to Buy	Cost	Value	Date	Depreciation
29 U.S. Treasury
5 year Notes	$3,279,007	$3,277,000	3/31/08	$(2,007)
44 U.S. Treasury
10 year Notes	5,144,515	5,135,625	3/31/08	(8,890)
				$(10,897)

Swap Contracts[3]
Credit Default Swap Contracts
		Annual		Unrealized
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Amount	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Bank of America
5 yr CDS	$337,000	0.48%	12/20/12	$2,846
Beazer Homes
5 yr CDS	325,000	3.08%	6/20/12	86,488
Best Buy
5 yr CDS	370,000	0.60%	9/20/12	12,284
10 yr CDS	185,000	0.98%	9/20/17	7,615
CMBX-NA-A 2	440,000	0.25%	3/15/49	(11,282)
Kraft Food
10 yr CDS	415,000	0.77%	12/20/17	5,846
Rohm & Haas
5.5 yr CDS	300,000	0.37%	3/20/13	3,735
JPMorgan
Embarq 7 yr CDS	100,000	0.77%	9/20/14	6,414
iStar Financial
5 yr CDS	200,000	0.43%	3/20/13	2,612
Merrill Lynch
5 yr CDS	195,000	0.58%	12/20/12	6,916

(continues)     11

Statement of net assets

Delaware Core Plus Bond Fund

Swap Contracts (continued)
Credit Default Swap Contracts (continued)
		Annual		Unrealized
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Amount	Payments	Date	(Depreciation)
Protection Purchased (continued):
Lehman Brothers
Capmark Financial
5 yr CDS	165,000	1.65%	9/20/12	39,828
Gannet 7 yr CDS	282,000	0.88%	9/20/14	5,350
Home Depot
5 yr CDS	415,000	0.50%	9/20/12	14,446
New York Times
7 yr CDS	282,000	0.75%	9/20/14	7,311
Sara Lee 7 yr CDS	282,000	0.60%	9/20/14	2,322
Target 5 yr CDS	375,000	0.57%	12/20/12	4,953
V.F. 5 yr CDS	82,500	0.40%	9/20/12	363
Washington
Mutual
4 yr CDS	99,300	0.85%	9/20/11	9,426
10 yr CDS	170,000	3.15%	12/20/17	(7,554)
				$199,919

Protection Sold:
Goldman Sachs
ABX Home Equity
Index 06-2AAA	(180,000)	0.17%	5/25/46	(9,000)
JPMorgan
ABX Home Equity
Index 06-2AAA	(180,000)	0.11%	5/25/46	0
Lehman Brothers
ABX Home Equity
Index 7-1A	(335,000)	0.15%	8/25/37	(49,675)
ABX Home Equity
Index 7-1A	(335,000)	0.90%	8/25/37	0
Beazer Homes
5 yr CDS	(325,000)	3.43%	6/20/12	(84,151)
Best Buy
5 yr CDS	(185,000)	0.61%	9/20/12	(6,106)
10 yr CDS	(92,500)	0.99%	9/20/17	(3,739)
Reynolds American
5 yr CDS	(564,000)	1.00%	9/20/12	(404)
				$(153,075)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 8 in “Notes to financial statements.”

[2]	See Note 9 in “Notes to financial statements.”

[3]	See Note 10 in “Notes to financial statements.”

See accompanying notes

Statement of operations

Delaware Core Plus Bond Fund

Six Months Ended January 31, 2008 (Unaudited)

Investment Income:
Interest	$2,484,030
Dividends	7,272
Securities lending income	51,331	2,542,633

Expenses:
Management fees	326,433
Distribution expenses – Class A	98,033
Distribution expenses – Class B	49,760
Distribution expenses – Class C	26,048
Distribution expenses – Class R	398
Dividend disbursing and transfer agent fees and expenses	94,600
Registration fees	31,226
Accounting and administration expenses	23,735
Reports and statements to shareholders	15,598
Legal fees	12,126
Pricing fees	9,774
Audit and tax	7,140
Trustees' fees	2,791
Custodian fees	2,673
Insurance fees	1,834
Consulting fees	1,045
Trustees expenses	645
Dues and services	305
Taxes (other than taxes on income)	21	704,185
Less expenses absorbed or waived		(112,518)
Less waived distribution expenses – Class A		(16,339)
Less waived distribution expenses – Class R		(66)
Less expense paid indirectly		(1,433)
Total operating expenses		573,829
Net Investment Income		1,968,804

Net Realized and Unrealized Gain on Investments and Foreign Currencies:
Net realized gain on:
Investments		1,400,419
Futures contracts		1,444,397
Swap contracts		456,274
Foreign currencies		80,834
Net realized gain		3,381,924
Net change in unrealized appreciation/depreciation of investments and foreign currencies		1,275,479
Net Realized and Unrealized Gain on Investments and Foreign Currencies		4,657,403

Net Increase in Net Assets Resulting from Operations		$6,626,207

See accompanying notes

Statements of changes in net assets

Delaware Core Plus Bond Fund

	Six Months
	Ended	Year
	1/31/08	Ended
	(Unaudited)	7/31/07
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,968,804	$4,891,343
Net realized gain (loss) on investments	3,381,924	(1,367,346)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	1,275,479	1,733,939
Net increase in net assets resulting from operations	6,626,207	5,257,936

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,520,770)	(3,274,321)
Class B	(194,212)	(515,535)
Class C	(101,675)	(213,316)
Class R	(2,923)	(13,748)
Institutional Class	(934,856)	(1,436,930)
	(2,754,436)	(5,453,850)
Capital Share Transactions:
Proceeds from shares sold:
Class A	11,650,013	8,072,749
Class B	436,782	1,576,584
Class C	1,175,677	1,001,460
Class R	9,013	525,861
Institutional Class	14,066,632	5,048,098

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,120,036	2,429,844
Class B	152,022	400,931
Class C	87,600	185,887
Class R	2,789	13,651
Institutional Class	910,181	1,416,014
	29,610,745	20,671,079
Cost of shares repurchased:
Class A	(11,368,343)	(22,708,246)
Class B	(2,815,863)	(7,001,979)
Class C	(752,819)	(1,679,857)
Class R	(172,774)	(662,005)
Institutional Class	(943,149)	(2,845,593)
	(16,052,948)	(34,897,680)
Increase (decrease) in net assets derived from capital share transactions	13,557,797	(14,226,601)
Net Increase (Decrease) in Net Assets	17,429,568	(14,422,515)

Net Assets:
Beginning of period	111,683,684	126,106,199
End of period (including undistributed net investment income of $149,847 and $75,913, respectively)	$129,113,252	$111,683,684

See accompanying notes

Financial highlights

Delaware Core Plus Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$ 7.310	$ 7.330	$ 7.670	$ 7.660	$ 7.700	$ 7.750

Income (loss) from investment operations:
Net investment income	0.123	0.305	0.280	0.263	0.211	0.249
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.290	0.015	(0.285)	0.086	0.077	0.050
Total from investment operations	0.413	0.320	(0.005)	0.349	0.288	0.299

Less dividends and distributions from:
Net investment income	(0.173)	(0.340)	(0.335)	(0.339)	(0.302)	(0.349)
Return of capital	—	—	—	—	(0.026)	—
Total dividends and distributions	(0.173)	(0.340)	(0.335)	(0.339)	(0.328)	(0.349)

Net asset value, end of period	$ 7.550	$ 7.310	$ 7.330	$ 7.670	$ 7.660	$ 7.700

Total return[2]	2.93%	4.40%	(0.05% )	4.60%	3.77%	3.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 68,113	$ 64,620	$ 76,888	$ 94,777	$ 117,567	$ 151,135
Ratio of expenses to average net assets	0.95%	1.02%	1.05%	1.08%	1.05%	1.05%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.19%	1.30%	1.22%	1.18%	1.60%	1.69%
Ratio of net investment income to average net assets	3.34%	4.11%	3.75%	3.38%	3.02%	3.17%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	3.10%	3.83%	3.58%	3.28%	2.47%	2.53%
Portfolio turnover	381%	338%	260%	283%	303%	501%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     15

Financial highlights

Delaware Core Plus Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$ 7.310	$ 7.330	$ 7.670	$ 7.660	$ 7.700	$ 7.750

Income (loss) from investment operations:
Net investment income	0.095	0.251	0.228	0.208	0.161	0.194
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.290	0.015	(0.285)	0.086	0.073	0.049
Total from investment operations	0.385	0.266	(0.057)	0.294	0.234	0.243

Less dividends and distributions from:
Net investment income	(0.145)	(0.286)	(0.283)	(0.284)	(0.252)	(0.293)
Return of capital	—	—	—	—	(0.022)	—
Total dividends and distributions	(0.145)	(0.286)	(0.283)	(0.284)	(0.274)	(0.293)

Net asset value, end of period	$ 7.550	$ 7.310	$ 7.330	$ 7.670	$ 7.660	$ 7.700

Total return[2]	2.57%	3.65%	(0.74% )	3.87%	3.05%	3.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,008	$10,922	$15,926	$21,847	$28,087	$42,543
Ratio of expenses to average net assets	1.70%	1.74%	1.75%	1.78%	1.75%	1.75%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.89%	2.00%	1.92%	1.88%	2.30%	2.39%
Ratio of net investment income to average net assets	2.59%	3.39%	3.05%	2.68%	2.32%	2.47%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	2.40%	3.13%	2.88%	2.58%	1.77%	1.83%
Portfolio turnover	381%	338%	260%	283%	303%	501%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Delaware Core Plus Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$ 7.310	$ 7.330	$ 7.670	$ 7.660	$ 7.700	$ 7.750

Income (loss) from investment operations:
Net investment income	0.095	0.251	0.228	0.208	0.161	0.193
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.290	0.015	(0.285)	0.086	0.073	0.050
Total from investment operations	0.385	0.266	(0.057)	0.294	0.234	0.243

Less dividends and distributions from:
Net investment income	(0.145)	(0.286)	(0.283)	(0.284)	(0.252)	(0.293)
Return of capital	—	—	—	—	(0.022)	—
Total dividends and distributions	(0.145)	(0.286)	(0.283)	(0.284)	(0.274)	(0.293)

Net asset value, end of period	$ 7.550	$ 7.310	$ 7.330	$ 7.670	$ 7.660	$ 7.700

Total return[2]	2.57%	3.65%	(0.74% )	3.87%	3.05%	3.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,918	$5,243	$5,747	$7,222	$8,634	$10,641
Ratio of expenses to average net assets	1.70%	1.74%	1.75%	1.78%	1.75%	1.75%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.89%	2.00%	1.92%	1.88%	2.30%	2.39%
Ratio of net investment income to average net assets	2.59%	3.39%	3.05%	2.68%	2.32%	2.47%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	2.40%	3.13%	2.88%	2.58%	1.77%	1.83%
Portfolio turnover	381%	338%	260%	283%	303%	501%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     17

Financial highlights

Delaware Core Plus Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					6/2/03[2]
	Ended	Year Ended				to
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$ 7.310	$ 7.340	$ 7.680	$ 7.660	$ 7.700	$ 8.040

Income (loss) from investment operations:
Net investment income	0.114	0.289	0.265	0.239	0.187	0.051
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.290	0.005	(0.285)	0.096	0.075	(0.355)
Total from investment operations	0.404	0.294	(0.020)	0.335	0.262	(0.304)

Less dividends and distributions from:
Net investment income	(0.164)	(0.324)	(0.320)	(0.315)	(0.278)	(0.036)
Return of capital	—	—	—	—	(0.024)	—
Total dividends and distributions	(0.164)	(0.324)	(0.320)	(0.315)	(0.302)	(0.036)

Net asset value, end of period	$ 7.550	$ 7.310	$ 7.340	$ 7.680	$ 7.660	$ 7.700

Total return[3]	2.82%	4.02%	(0.25% )	4.41%	3.43%	(3.79% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48	$206	$323	$136	$63	$—
Ratio of expenses to average net assets	1.20%	1.24%	1.25%	1.38%	1.35%	1.35%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.49%	1.60%	1.52%	1.48%	1.90%	2.35%
Ratio of net investment income to average net assets	3.09%	3.89%	3.55%	3.08%	2.72%	2.07%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	2.80%	3.53%	3.28%	2.98%	2.17%	1.07%
Portfolio turnover	381%	338%	260%	283%	303%	501% [4]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Commencement of operations. Ratios have been annualized and total return has not been annualized.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.
[4] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

Delaware Core Plus Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/08[1]	7/31/07	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$ 7.310	$ 7.330	$ 7.670	$ 7.660	$ 7.700	$ 7.750

Income (loss) from investment operations:
Net investment income	0.133	0.325	0.303	0.286	0.233	0.272
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.290	0.015	(0.285)	0.086	0.079	0.050
Total from investment operations	0.423	0.340	0.018	0.372	0.312	0.322

Less dividends and distributions from:
Net investment income	(0.183)	(0.360)	(0.358)	(0.362)	(0.324)	(0.372)
Return of capital	—	—	—	—	(0.028)	—
Total dividends and distributions	(0.183)	(0.360)	(0.358)	(0.362)	(0.352)	(0.372)

Net asset value, end of period	$ 7.550	$ 7.310	$ 7.330	$ 7.670	$ 7.660	$ 7.700

Total return[2]	3.08%	4.69%	0.25%	4.91%	4.08%	4.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$46,026	$30,693	$27,222	$26,814	$28,939	$43,006
Ratio of expenses to average net assets	0.70%	0.74%	0.75%	0.78%	0.75%	0.75%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	0.89%	1.00%	0.92%	0.88%	1.30%	1.39%
Ratio of net investment income to average net assets	3.59%	4.39%	4.05%	3.68%	3.32%	3.47%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	3.40%	4.13%	3.88%	3.58%	2.77%	2.83%
Portfolio turnover	381%	338%	260%	283%	303%	501%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Notes to financial statements

Delaware Core Plus Bond Fund

January 31, 2008 (Unaudited)

Delaware Group Government Fund (Trust) is organized as a Delaware statutory trust and offers two Series: Delaware Core Plus Bond Fund and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware Core Plus Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective June 1, 2007, Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective January 31, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2008, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, inverse floater expenses, brokerage fees, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, do not exceed 0.70% of average daily net assets of the Fund through November 30, 2008. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board of Trustees and DMC.

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Fund and received a fee at an annual rate of 0.04% of average daily net assets. For the six months ended January 31, 2008, the Fund was charged $9,485 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and services fees through November 30, 2008, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above.

At January 31, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$41,467
Dividend disbursing, transfer agent fees and
other expenses payable to DSC	16,704
Distribution fees payable to DDLP	26,528
Other expenses payable to DMC and affiliates*	12,452

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2008, the Fund was charged $4,130 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2008, DDLP earned $1,416 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2008, DDLP received gross CDSC commissions of $15, $10,280, and $38 on redemption of the Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

(continues)     21

Notes to financial statements

Delaware Core Plus Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2008, the Fund made purchases of $148,806,783 and sales of $128,519,800 of investment securities other than U.S. government securities and short-term investments. For the six months ended January 31, 2008, the Fund made purchases of $85,929,021 and sales of $88,548,002 of long-term U.S. government securities. At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments for federal income tax purposes was $145,106,968.

At January 31, 2008, net unrealized appreciation was $775,870, of which $2,213,203 related to unrealized appreciation of investments and $1,437,333 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transaction and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2008 and the year ended July 31, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	1/31/08*	7/31/07
Ordinary income	$2,754,436	$5,453,850

*	Tax information for the period ended January 31, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

 5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$ 145,548,162
Undistributed ordinary income	241,234
Capital loss carryforwards as of 7/31/07	(16,489,805)
Realized losses 8/1/07 - 1/31/08	(815,425)
Other temporary differences	(142,746)
Unrealized appreciation of investments,
swap contracts and foreign currencies	771,832
Net assets	$ 129,113,252

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of foreign currency contracts, tax treatment of CDS contracts, tax deferral of losses on straddles and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, treatment of CDS contracts, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2008, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment income	$ 859,566
Accumulated net realized gain	(859,566)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2007 will expire as follows: $6,907,431 expires in 2008; $1,219,236 expires in 2009; $2,497,064 expires in 2012, $1,839,322 expires in 2013, $1,361,936 expires in 2014 and $2,664,816 expires in 2015.

For the six months ended January 31, 2008, the Fund had capital losses of $815,425, which may increase the capital loss carryforward.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/08	7/31/07
Shares sold:
Class A	1,563,734	1,087,019
Class B	58,545	212,592
Class C	156,848	134,619
Class R	1,209	72,133
Institutional Class	1,900,015	678,088

Shares issued upon reinvestment of
dividends and distributions:
Class A	151,014	327,775
Class B	20,513	54,080
Class C	11,807	25,086
Class R	378	1,842
Institutional Class	122,526	191,135
	3,986,589	2,784,369
Shares repurchased:
Class A	(1,533,298)	(3,060,280)
Class B	(380,072)	(944,408)
Class C	(102,036)	(226,231)
Class R	(23,245)	(89,855)
Institutional Class	(126,009)	(383,304)
	(2,164,660)	(4,704,078)
Net increase (decrease)	1,821,929	(1,919,709)

6. Capital Shares (continued)

For the six months ended January 31, 2008 and the year ended July 31, 2007, 122,312 Class B shares were converted to 122,312 Class A shares valued at $902,081 and 315,113 Class B shares were converted to 314,908 Class A shares valued at $2,334,791, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of January 31, 2007, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the statements of net assets.

9. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the statements of net assets.

10. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended January 31, 2008, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipts), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments

(continues)    23

Notes to financial statements

Delaware Core Plus Bond Fund

10. Swap Contracts (continued)

made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

11. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Fund receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of the securities on loan was $8,019,941, for which the Fund received collateral, comprised of U.S. government obligations valued at $65,733, and cash collateral of $8,144,895. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

12. Credit and Market Risk

The Fund may invest up to 20% of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of January 31, 2007, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

13. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Core Plus Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Core Plus Bond Fund and the Delaware Investments® Fund Profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

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(2834)	Printed in the USA
SA-023 [1/08] DG3 3/08	MF-08-02-013 PO12706

Semiannual Report	Delaware
Inflation Protected
Bond Fund
January 31, 2008

Fixed income mutual fund

Table of contents

> Disclosure of Fund expenses	1
> Sector allocation and credit quality breakdown	2
> Statement of net assets	3
> Statement of assets and liabilities	6
> Statement of operations	7
> Statements of changes in net assets	8
> Financial highlights	9
> Notes to financial statements	13
> About the organization	19

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period August 1, 2007 to January 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007 to January 31, 2008.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Inflation Protected Bond Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	8/1/07 to
	8/1/07	1/31/08	Ratio	1/31/08*
Actual Fund Return
Class A	$1,000.00	$1,115.20	0.75%	$3.99
Class B	1,000.00	1,110.90	1.50%	7.96
Class C	1,000.00	1,110.90	1.50%	7.96
Institutional Class	1,000.00	1,115.50	0.50%	2.66
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,021.37	0.75%	$3.81
Class B	1,000.00	1,017.60	1.50%	7.61
Class C	1,000.00	1,017.60	1.50%	7.61
Institutional Class	1,000.00	1,022.62	0.50%	2.54

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

1

Sector allocation and credit quality breakdown

Delaware Inflation Protected Bond Fund

As of January 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

	Percentage
Sector	of Net Assets
Agency Asset-Backed Securities	0.01%
Agency Collateralized Mortgage Obligations	0.01%
Agency Mortgage-Backed Securities	2.50%
Corporate Bonds	0.22%
Brokerage	0.13%
Consumer Non-Cyclical	0.09%
Foreign Agencies	0.51%
Germany	0.35%
Republic of Korea	0.16%
Municipal Bonds	0.27%
Non-Agency Asset-Backed Securities	0.20%
Non-Agency Collateralized Mortgage Obligations	0.91%
Sovereign Agency	0.13%
Sovereign Debt	0.86%
Finland	0.17%
France	0.09%
Germany	0.02%
Japan	0.11%
Sweden	0.47%
Supranational Banks	0.29%
U.S. Treasury Obligations	90.12%
Discount Note	6.59%
Securities Lending Collateral	16.94%
Total Value of Securities	119.56%
Obligation to Return Securities Lending Collateral	(16.94%	)
Liabilities Net of Receivables and Other Assets	(2.62%	)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	99.43%
AA	0.27%
BBB	0.08%
B	0.22%
Total	100.00%

2

Statement of net assets

Delaware Inflation Protected Bond Fund

January 31, 2008 (Unaudited)

		Principal	Value
		Amount°	(U.S.$)
Agency Asset-Backed Securities – 0.01%
Fannie Mae Whole Loan
Series 2001-W2 AS5
6.473% 10/25/31	USD	9,972	$9,944
Total Agency Asset-Backed Securities
(cost $9,949)			9,944

Agency Collateralized Mortgage Obligations – 0.01%
Government National
Mortgage Association
Series 2002-20 VD
6.00% 4/20/19		4,173	4,184
Total Agency Collateralized Mortgage
Obligations (cost $4,267)			4,184

Agency Mortgage-Backed Securities – 2.50%
Fannie Mae S.F. 30 yr
6.50% 6/1/36		194,126	201,545
6.50% 10/1/36		191,245	198,554
6.50% 3/1/37		171,343	177,892
6.50% 7/1/37		558,274	579,595
6.50% 8/1/37		401,946	417,285
6.50% 11/1/37		159,892	165,994
6.50% 12/1/37		204,825	212,641
Freddie Mac S.F. 30 yr
8.00% 5/1/31		4,934	5,369
Total Agency Mortgage-Backed
Securities (cost $1,965,942)			1,958,875

Corporate Bonds – 0.22%
Brokerage – 0.13%
LaBranche 11.00% 5/15/12		100,000	99,750
			99,750
Consumer Non-Cyclical – 0.09%
*Constellation Brands
8.125% 1/15/12		75,000	75,563
			75,563
Total Corporate Bonds
(cost $186,363)			175,313

Foreign Agencies – 0.51%
Germany – 0.35%
KFW 3.25% 2/15/11		270,000	274,036
			274,036
Republic of Korea – 0.16%
Korea Development Bank
5.30% 1/17/13		120,000	122,232
			122,232
Total Foreign Agencies
(cost $390,551)			396,268

Municipal Bonds – 0.27%
Buckeye, Ohio Tobacco
Settlement Financing
Authority Revenue
Series A-2 5.875% 6/1/47		60,000	57,946
•Massachusetts State Special
Obligation Revenue CPI
Linked Loan Series A
3.679% 6/1/22 (FSA)		150,000	155,304
Total Municipal Bonds
(cost $221,397)			213,250

Non-Agency Asset-Backed Securities – 0.20%
•Countrywide Asset-Backed
Certificates Series 2006-S7
A3 5.712% 11/25/35		195,000	153,937
Total Non-Agency Asset-Backed
Securities (cost $194,998)			153,937

Non-Agency Collateralized Mortgage Obligations – 0.91%
•Bank of America Mortgage
Securities Series 2002-K
2A1 7.259% 10/20/32		24,458	25,077
•Citigroup Mortgage Loan
Trust Series 2007-AR5 1AB
5.615% 4/25/37		116,209	111,789
•Structured Adjustable Rate
Mortgage Loan Trust
Series 2005-22 4A2
5.374% 12/25/35		21,424	20,983
Series 2006-5 5A4
5.544% 6/25/36		44,241	43,413
•wWashington Mutual Mortgage
Pass Through Certificates
Series 2003-AR7 A5
3.066% 8/25/33		5,976	5,978
•Wells Fargo Mortgage Backed
Securities Trust
Series 2004-EE 3A1
4.007% 12/25/34		158,594	154,686
Series 2005-AR16 6A4
5.00% 10/25/35		153,402	155,570
Series 2006-AR6 7A1
5.109% 3/25/36		201,183	200,055
Total Non-Agency Collateralized
Mortgage Obligations
(cost $712,450)			717,551

Sovereign Agency – 0.13%
Canada – 0.13%
Export Development
Canada 2.625% 3/15/11		100,000	99,891
Total Sovereign Agency
(cost $99,585)			99,891

(continues)     3

Statement of net assets

Delaware Inflation Protected Bond Fund

		Principal	Value
		Amount°	(U.S.$)
Sovereign Debt – 0.86%
Finland – 0.17%
Republic of Finland
4.75% 2/21/12	NOK	740,000	$136,925
			136,925
France – 0.09%
Government of France
3.00% 7/25/09	EUR	46,319	70,391
			70,391
Germany – 0.02%
Bundesobligation
4.25% 10/12/12	EUR	10,000	15,305
			15,305
Japan – 0.11%
Japan Government 5 yr
Bond 1.10% 12/20/12	JPY	9,500,000	90,309
			90,309
Sweden – 0.47%
Swedish Government
3.50% 12/1/15	SEK	1,750,000	365,172
			365,172
Total Sovereign Debt
(cost $581,444)			678,102

Supranational Banks – 0.29%
European Investment Bank
2.875% 3/15/13	USD	230,000	226,689
Total Supranational Banks
(cost $229,483)			226,689

U.S. Treasury Obligations – 90.12%
U.S. Treasury Inflation
Index Bonds
*2.00% 1/15/26		4,362,009	4,575,001
*2.375% 1/15/25		1,125,948	1,241,798
*2.375% 1/15/27		2,683,176	2,987,131
3.625% 4/15/28		90,946	121,051
U.S. Treasury Inflation
Index Notes
0.875% 4/15/10		255,121	258,210
1.875% 7/15/13		2,648,661	2,807,583
¥2.00% 1/15/14		8,000,624	8,534,418
*2.00% 7/15/14		6,354,360	6,777,325
*2.00% 1/15/16		3,996,744	4,258,406
*2.375% 4/15/11		2,064,465	2,189,625
*2.375% 1/15/17		10,618,082	11,658,325
2.50% 7/15/16		78,040	86,386
3.375% 1/15/12		23,669	26,339
*3.875% 1/15/09		15,330,994	15,869,986
4.25% 1/15/10		1,973,404	2,129,735
*U.S. Treasury Note
4.25% 11/15/17		6,850,000	7,195,713
Total U.S. Treasury Obligations
(cost $67,220,758)			70,717,032

≠Discount Note – 6.59%
Federal Home Loan Bank
2.00% 2/1/08	USD	5,174,287	5,174,287
Total Discount Note
(cost $5,174,286)			5,174,287

Total Value of Securities Before Securities
Lending Collateral – 102.62%
(cost $76,991,473)			80,525,323

		Number of
		Shares
Securities Lending Collateral** – 16.94%
Investment Companies
Mellon GSL DBT II
Collateral Fund		13,292,782	13,292,782
Total Securities Lending
Collateral (cost $13,292,782)			13,292,782

Total Value of Securities – 119.56%
(cost $90,284,255)			93,818,105 ©
Obligation to Return Securities Lending
Collateral** – (16.94%)			(13,292,782)
Liabilities Net of Receivables and
Other Assets – (2.62%)			(2,059,391)
Net Assets Applicable to 7,531,535
Shares Outstanding – 100.00%			$78,465,932

Net Asset Value – Delaware Inflation Protected Bond
Fund Class A ($5,474,949 / 525,630 Shares)	$10.42
Net Asset Value – Delaware Inflation Protected Bond
Fund Class B ($893,943 / 85,822 Shares)	$10.42
Net Asset Value – Delaware Inflation Protected Bond
Fund Class C ($2,416,276 / 231,979 Shares)	$10.42
Net Asset Value – Delaware Inflation Protected Bond
Fund Institutional Class ($69,680,764 / 6,688,104
Shares)	$10.42

Components of Net Assets at January 31, 2008:
Shares of beneficial interest
(unlimited authorization – no par)	$74,137,850
Undistributed net investment income	78,625
Accumulated net realized gain on investments	504,045
Net unrealized appreciation of investments
and foreign currencies	3,745,412
Total net assets	$78,465,932

4

º	Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
EUR — European Monetary Unit
JPY — Japanese Yen
NOK — Norwegian Kroner
NZD — New Zealand Dollar
SEK — Swedish Krona
USD — United States Dollar

•	Variable rate security. The rate shown is the rate as of January 31, 2008.

≠	The rate shown is the effective yield at the time of purchase.

*	Fully or partially on loan.

**	See Note 12 in “Notes to financial statements.”

©	Includes $13,287,157 of securities loaned.

¥	Fully or partially pledged as collateral for financial futures contracts.

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Summary of Abbreviations:
CDS — Credit Default Swap
CPI — Consumer Price Index
FSA — Insured by Financial Security Assurance
S.F. — Single Family
yr — Year

Net Asset Value and Offering Price Per Share —
Delaware Inflation Protected Bond Fund
Net asset value Class A (A)	$10.42
Sales charge (4.50% of offering price) (B)	0.49
Offering price	$10.91

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts, futures contracts, options written and swap contracts were outstanding at January 31, 2008:

Foreign Currency Exchange Contracts[1]
					Unrealized
Contracts to		In		Settlement	Appreciation
Receive (Deliver)		Exchange For		Date	(Depreciation)
AUD	100,000	USD	(88,060)	2/29/08	$ 1,325
BRL	(203,090)	USD	111,100	3/31/08	(4,359)
EUR	133,600	USD	(195,531)	2/29/08	2,980
JPY	(9,500,000)	USD	89,381	3/31/08	(330)
NZD	1,000	USD	(770)	2/29/08	15
SEK	69,800	USD	(10,953)	2/29/08	8
					$ (361)

Futures Contracts[2]
	Notional	Notional	Expiration	Unrealized
Contracts to Buy	Cost	Value	Date	Appreciation
34 U.S. Treasury
5 yr Notes	$3,751,690	$3,842,000	3/31/08	$ 90,310
25 U.S. Treasury
10 yr Notes	2,878,977	2,917,969	3/31/08	38,992
40 U.S. Treasury
Long Bond	4,702,113	4,772,500	3/31/08	70,387
				$199,689

Options Written[3]
					Net
	Number of	Notional	Exercise	Expiration	Appreciation
Description	Contracts	Value	Price	Date	(Depreciation)
US Treasury
10 yr
Future	(25)	$2,500,000	$118	3/19/08	$ (4,368)
US Treasury
10 yr
Future	(50)	5,000,000	119	3/19/08	13,921
					$ 9,553

Swap Contracts[4]
Credit Default Swap Contracts
		Annual		Unrealized
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Best Buy
5 yr CDS	145,000	0.60%	9/20/12	4,814
10 yr CDS	73,000	0.98%	9/20/17	3,005
				$ 7,819
Protection Sold:
Lehman Brothers
Best Buy
5 yr CDS	(72,500)	0.61%	9/20/12	(2,393)
10 yr CDS	(36,500)	0.99%	9/20/17	(1,476)
				$(3,869)

The use of foreign currency exchange contracts, futures contracts, options written and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 8 in “Notes to financial statements.”
2 See Note 9 in “Notes to financial statements.”
3 See Note 10 in “Notes to financial statements.”
4 See Note 11 in “Notes to financial statements.”

See accompanying notes

5

Statement of assets and liabilities

Delaware Inflation Protected Bond Fund

January 31, 2008 (Unaudited)

Assets:
Investments at value	$ 80,525,323
Short-term investments held as collateral for loaned securities	13,292,782
Receivables for securities sold	9,069,431
Subscriptions receivable	346,502
Dividends and interest receivable	171,425
Variation margin receivable on futures contracts	71,781
Foreign currencies	2,537
Credit default swaps, at value	7,819
Securities lending income receivable	11,914
Total assets	103,499,514

Liabilities:
Cash overdraft	2,482,656
Payables for securities purchased	9,084,969
Liquidations payable	91,433
Obligation to return securities lending collateral	13,292,782
Foreign currency contracts, at value	358
Options written, at value (premiums received $34,944)	25,391
Accrued protection payments on credit default swaps	93
Credit default swap contracts, at value	3,869
Due to manager and affiliates	28,224
Other accrued expenses	23,807
Total liabilities	25,033,582

Total Net Assets	$ 78,465,932

Investments at cost	$ 76,991,473
Cost of short-term investments held as collateral for loaned securities	13,292,782
Foreign currencies, at cost	2,472

See accompanying notes

6

Statement of operations

Delaware Inflation Protected Bond Fund

Six Months Ended January 31, 2008 (Unaudited)

Investment Income:
Interest	$1,333,025
Securities lending income	43,825	$1,376,850

Expenses:
Management fees	130,124
Distribution expenses – Class A	4,188
Distribution expenses – Class B	2,540
Distribution expenses – Class C	5,998
Registration fees	21,730
Accounting and administration expenses	11,564
Dividend disbursing and transfer agent fees and expenses	6,957
Audit and tax	5,311
Legal fees	3,902
Reports and statements to shareholders	3,443
Pricing fees	1,358
Trustees’ fees	1,310
Insurance fees	865
Custodian fees	783
Consulting fees	379
Trustees’ expenses	232
Dues and services	63	200,747
Less expenses absorbed or waived		(43,224)
Less expense paid indirectly		(240)
Total operating expenses		157,283
Net Investment Income		1,219,567

Net Realized and Unrealized Gain on Investments and Foreign Currencies:
Net realized gain on:
Investments		700,424
Futures contracts		411,865
Options written		22,140
Swap contracts		28,571
Foreign currencies		36,738
Net realized gain		1,199,738
Net change in unrealized appreciation/depreciation of investments and foreign currencies		4,077,046
Net Realized and Unrealized Gain on Investments and Foreign Currencies		5,276,784

Net Increase in Net Assets Resulting from Operations		$6,496,351

See accompanying notes

7

Statements of changes in net assets

Delaware Inflation Protected Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/08	7/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,219,567	$1,766,296
Net realized gain (loss) on investments and foreign currencies	1,199,738	(75,842)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	4,077,046	42,488
Net increase in net assets resulting from operations	6,496,351	1,732,942

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(69,380)	(170,869)
Class B	(8,861)	(36,094)
Class C	(20,033)	(55,320)
Institutional Class	(1,137,210)	(1,538,707)
	(1,235,484)	(1,800,990)
Capital Share Transactions:
Proceeds from shares sold:
Class A	3,472,026	981,469
Class B	444,637	80,041
Class C	1,410,909	360,850
Institutional Class	26,225,564	23,689,252

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	63,387	159,524
Class B	8,274	35,651
Class C	15,616	44,091
Institutional Class	1,137,210	1,538,418
	32,777,623	26,889,296
Cost of shares repurchased:
Class A	(685,311)	(3,054,593)
Class B	(70,129)	(1,027,804)
Class C	(211,281)	(923,519)
Institutional Class	(3,037,081)	(14,345,693)
	(4,003,802)	(19,351,609)
Increase in net assets derived from capital share transactions	28,773,821	7,537,687
Net Increase in Net Assets	34,034,688	7,469,639

Net Assets:
Beginning of period	44,431,244	36,961,605
End of period (including undistributed net investment income of $78,625 and $32,757, respectively)	$78,465,932	$44,431,244

See accompanying notes

8

Financial highlights

Delaware Inflation Protected Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months			12/1/04[2]
	Ended	Year Ended		to
	1/31/08[1]	7/31/07	7/31/06	7/31/05
	(Unaudited)
Net asset value, beginning of period	$ 9.520	$ 9.540	$ 9.920	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.201	0.426	0.576	0.332
Net realized and unrealized (gain) loss on investments
and foreign currencies	0.887	(0.040)	(0.408)	(0.075)
Total from investment operations	1.088	0.386	0.168	0.257

Less dividends and distributions from:
Net investment income	(0.188)	(0.406)	(0.531)	(0.337)
Net realized gain on investments	—	—	(0.017)	—
Total dividends and distributions	(0.188)	(0.406)	(0.548)	(0.337)

Net asset value, end of period	$10.420	$ 9.520	$ 9.540	$ 9.920

Total return[4]	11.52%	4.13%	1.75%	2.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,475	$ 2,329	$ 4,276	$ 2,676
Ratio of expenses to average net assets	0.75%	0.76%	0.75%	0.61%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	0.90%	1.10%	1.24%	3.51%
Ratio of net investment income to average net assets	4.02%	4.46%	5.96%	4.95%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	3.87%	4.12%	5.47%	2.05%
Portfolio turnover	214%	553%	294%	360%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     9

Financial highlights

Delaware Inflation Protected Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months			12/1/04[2]
	Ended	Year Ended		to
	1/31/08[1]	7/31/07	7/31/06	7/31/05
	(Unaudited)
Net asset value, beginning of period	$ 9.520	$ 9.540	$ 9.920	$ 10.000

Income (loss) from investment operations:
Net investment income[3]	0.163	0.354	0.503	0.313
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.887	(0.039)	(0.410)	(0.074)
Total from investment operations	1.050	0.315	0.093	0.239

Less dividends and distributions from:
Net investment income	(0.150)	(0.335)	(0.456)	(0.319)
Net realized gain on investments	—	—	(0.017)	—
Total dividends and distributions	(0.150)	(0.335)	(0.473)	(0.319)

Net asset value, end of period	$ 10.420	$ 9.520	$ 9.540	$ 9.920

Total return[4]	11.09%	3.37%	0.97%	2.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$894	$463	$1,381	$544
Ratio of expenses to average net assets	1.50%	1.51%	1.50%	0.88%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.65%	1.85%	1.99%	4.25%
Ratio of net investment income to average net assets	3.27%	3.71%	5.21%	4.68%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	3.12%	3.37%	4.72%	1.31%
Portfolio turnover	214%	553%	294%	360%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

10

Delaware Inflation Protected Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months			12/1/04[2]
	Ended	Year Ended		to
	1/31/08[1]	7/31/07	7/31/06	7/31/05
	(Unaudited)
Net asset value, beginning of period	$ 9.520	$ 9.540	$ 9.920	$ 10.000

Income (loss) from investment operations:
Net investment income[3]	0.163	0.354	0.504	0.314
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.887	(0.039)	(0.411)	(0.075)
Total from investment operations	1.050	0.315	0.093	0.239

Less dividends and distributions from:
Net investment income	(0.150)	(0.335)	(0.456)	(0.319)
Net realized gain on investments	—	—	(0.017)	—
Total dividends and distributions	(0.150)	(0.335)	(0.473)	(0.319)

Net asset value, end of period	$ 10.420	$ 9.520	$ 9.540	$ 9.920

Total return[4]	11.09%	3.37%	0.97%	2.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,416	$1,095	$1,622	$530
Ratio of expenses to average net assets	1.50%	1.51%	1.50%	0.87%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.65%	1.85%	1.99%	4.25%
Ratio of net investment income to average net assets	3.27%	3.71%	5.21%	4.69%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	3.12%	3.37%	4.72%	1.31%
Portfolio turnover	214%	553%	294%	360%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     11

Financial highlights

Delaware Inflation Protected Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months			12/1/04[2]
	Ended	Year Ended		to
	1/31/08[1]	7/31/07	7/31/06	7/31/05
	(Unaudited)
Net asset value, beginning of period	$ 9.530	$ 9.540	$ 9.920	$ 10.000

Income (loss) from investment operations:
Net investment income[3]	0.213	0.450	0.600	0.339
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.878	(0.030)	(0.409)	(0.076)
Total from investment operations	1.091	0.420	0.191	0.263

Less dividends and distributions from:
Net investment income	(0.201)	(0.430)	(0.554)	(0.343)
Net realized gain on investments	—	—	(0.017)	—
Total dividends and distributions	(0.201)	(0.430)	(0.571)	(0.343)

Net asset value, end of period	$ 10.420	$ 9.530	$ 9.540	$ 9.920

Total return[4]	11.55%	4.50%	1.99%	2.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$69,681	$40,544	$29,683	$2,052
Ratio of expenses to average net assets	0.50%	0.51%	0.50%	0.50%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	0.65%	0.85%	0.99%	3.26%
Ratio of net investment income to average net assets	4.27%	4.71%	6.21%	5.07%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	4.12%	4.37%	5.72%	2.31%
Portfolio turnover	214%	553%	294%	360%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

12

Notes to financial statements

Delaware Inflation Protected Bond Fund

January 31, 2008 (Unaudited)

Delaware Group Government Fund (Trust) is organized as a Delaware statutory trust and offers two Series: Delaware Core Plus Bond Fund and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware Inflation Protected Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective June 1, 2007, Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide inflation protection and current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective January 31, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on

(continues)     13

Notes to financial statements

Delaware Inflation Protected Bond Fund

1. Significant Accounting Policies (continued)

the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, inverse floater expenses, brokerage fees, 12b-1 plan expense, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, do not exceed 0.50% of average daily net assets of the Fund through November 30, 2008. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board of Trustees and DMC.

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Fund and received a fee at an annual rate of 0.04% of average daily net assets. For the six months ended January 31, 2008, the Fund was charged $4,244 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. Institutional Class shares pay no distribution and service expenses.

At January 31, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$21,558
Dividend disbursing, transfer agent fees
and other expenses payable to DSC	1,917
Distribution fees payable to DDLP	2,975
Other expenses payable to DMC and affiliates*	1,774

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2008, the Fund was charged $2,126 for internal legal and tax services provided by DMC and/or its affiliates’ employees. For the six months ended January 31, 2008, DDLP earned $944 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2008, DDLP received gross CDSC commissions of $273 and $100 on redemption of the Fund’s Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For six months ended January 31, 2008, the Fund made purchases of $1,670,107 and sales of $2,721,655 of investment securities other than U.S. government securities and short-term investments. For the six months ended January 31, 2008, the Fund made purchases of $79,232,967 and sales of $56,169,438 of long-term U.S. government securities.

At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments was $90,476,780. At January 31, 2008, the net unrealized appreciation was $3,341,325, of which $3,419,462 related to unrealized appreciation of investments and $78,137 related to unrealized depreciation of investments.

14

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2008 and the year ended July 31, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	1/31/08*	7/31/07
Ordinary income	$1,235,484	$1,800,990

*Tax information for the period ended January 31, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$74,137,850
Undistributed ordinary income	138,209
Capital loss carryforwards as of 7/31/07	(190,499)
Realized gains 8/1/07-1/1/08	1,096,311
Other temporary differences	(56,088)
Unrealized depreciation of investments and
foreign currencies	3,340,149
Net assets	$78,465,932

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of foreign currency contracts, tax deferral losses on straddles, tax treatment of CDS contracts and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, tax treatment of CDS contracts, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2008, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$61,785
Accumulated net realized gain	(61,785)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2007 will expire as follows: $7,100 expires in 2014 and $183,399 expires in 2015.

For the six months ended January 31, 2008, the Fund had capital losses of $190,499 which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/08	7/31/07
Shares sold:
Class A	343,528	102,159
Class B	43,401	8,335
Class C	137,007	37,634
Institutional Class	2,622,543	2,480,889

Shares issued upon reinvestment of
dividends and distributions:
Class A	6,279	16,783
Class B	818	3,752
Class C	1,541	4,644
Institutional Class	112,829	161,976
	3,267,946	2,816,172
Shares repurchased:
Class A	(68,727)	(322,579)
Class B	(7,048)	(108,156)
Class C	(21,501)	(97,332)
Institutional Class	(303,483)	(1,497,600)
	(400,759)	(2,025,667)
Net increase	2,867,187	790,505

For the six months ended January 31, 2008 and the year ended July 31, 2007, 2,274 Class B shares were converted to 2,272 Class A shares valued at $22,624 and 17,043 Class B shares were converted to 17,023 Class A shares valued at $163,007, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of January 31, 2008, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a

(continues)     15

Notes to financial statements

Delaware Inflation Protected Bond Fund

8. Foreign Currency Exchange Contracts (continued)

realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the statement of net assets.

9. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the statement of net assets.

10. Options Written

During the period ended January 31, 2008, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the period ended January 31, 2008 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at July 31, 2007	—	$—
Options written	180	84,647
Options terminated in closing purchase transactions	(105)	(49,703)
Options outstanding at January 31, 2008	75	$34,944

11. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/ receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection

16

11. Swap Contracts (continued)

with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended January 31, 2008, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipts), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

12. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Fund receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of the securities on loan was $13,287,157, for which the Fund received collateral, comprised of U.S. government obligations valued at $233,020, and cash collateral of $13,292,782. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

13. Credit and Market Risk

The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

The Fund may invest up to 10% of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has

(continues)     17

Notes to financial statements

Delaware Inflation Protected Bond Fund

13. Credit and Market Risk (continued)

been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of January 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

14. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

18

About the organization

This semiannual report is for the information of Delaware Inflation Protected Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Inflation Protected Bond Fund and the Delaware Investments® Fund Profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

19

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(2838)	Printed in the USA
SA-556 [1/08] DG3 3/08	MF-08-02-017 PO12710

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP GOVERNMENT FUND

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 4, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 4, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 4, 2008

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